Note Payable (Details Narrative) (USD $)	0 Months Ended	12 Months Ended
	Apr. 10, 2009	Dec. 31, 2013	Dec. 31, 2003	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Abstract]
Note payable maturity date		Jun. 01, 2016
Note payable		$ 275,250		$ 275,250
Debt, interest rate above variable rate	3.00%		3.30%
Line of credit, required payment per quarter		45,875
Line of credit, payment due					$ 91,750	$ 183,500